Stockholders' Equity (Deficit) and Mezzanine Equity - CHW Public and Private Placement Warrants (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Aug. 09, 2022 $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) day $ / shares shares	Dec. 31, 2021 USD ($)	Aug. 08, 2022 shares	Sep. 01, 2021 $ / shares year
Stock Option Plan
Warrants outstanding (in shares)	91,130
Fair Value (in dollars per share) | $ / shares						1.32
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares			$ 16.50
Threshold trading days for redemption of public warrants			20 days
Number of trading days over which the reported sale price is measured when determining the redemption price | day			30
Total stock-based compensation expense | $		$ 23,900	$ 24,492	$ 222
Public Warrants
Stock Option Plan
Warrants outstanding (in shares)			12,500,000		12,500,000
Number of warrants to purchase common stock (in shares)	12,500,000
Number of shares issuable per warrant (in shares)	1
Weighted Average Exercise Price ($ per share) | $ / shares	$ 11.50
Redemption price per public warrant (in dollars per share) | $ / shares			$ 0.01
Redemption period			20 days
Private Warrants
Stock Option Plan
Warrants outstanding (in shares)			3,895,564		4,238,636
Class of warrant or right, cancelled (in shares)	4,238,636
Number of warrants to purchase common stock (in shares)	3,895,564
CHW Warrants | Stock price
Stock Option Plan
Warrants, measurement input | $ / shares						10.00
CHW Warrants | Exercise price
Stock Option Plan
Warrants, measurement input | $ / shares						11.50
CHW Warrants | Dividend Yield
Stock Option Plan
Warrants, measurement input						0
CHW Warrants | Volatility
Stock Option Plan
Warrants, measurement input						0.2200
CHW Warrants | Risk-free rate
Stock Option Plan
Warrants, measurement input						0.0131
CHW Warrants | Term (in years)
Stock Option Plan
Warrants, measurement input | year						5